Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Schedule III Supplementary Insurance Information
Schedule III Supplementary Insurance Information

Supplementary Insurance Information

Schedule III

At December 31, 2011, 2010 and 2009 and for the years then ended

Segment (in millions)	Deferred Policy Acquisition Costs(c)	Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits(a)	Reserve for Unearned Premiums	Policy and Contract Claims(b)	Premiums and Policy Fees	Net Investment Income	Losses and Loss Expenses Incurred, Benefits(c)	Amortization of Deferred Policy Acquisition Costs(c)	Other Operating Expenses	Net Premiums Written

2011
Chartis	$2,375	$91,686	$23,236	$26	$35,689	$4,348	$27,949	$4,324	$6,546	$34,840
SunAmerica	6,502	30,607	-	880	5,217	9,882	9,110	1,142	2,085	-
Mortgage Guaranty	25	3,104	229	-	792	132	834	21	167	801
Other	35	65	-	5	(3)	393	2	-	(335)	-

	$8,937	$125,462	$23,465	$911	$41,695	$14,755	$37,895	$5,487	$8,463	$35,641

2010
Chartis	$2,099	$90,026	$23,573	$21	$32,521	$4,392	$27,867	$3,894	$6,208	$31,612
SunAmerica	7,258	28,192	-	686	5,230	10,768	8,749	1,086	2,207	-
Mortgage Guaranty	32	3,907	230	-	975	1,941	500	26	245	756
Divested Businesses	-	-	-	-	9,266	3,963	8,719	814	1,821	-
Other	42	294	-	5	37	(130)	39	1	(317)	-

	$9,431	$122,419	$23,803	$712	$48,029	$20,934	$45,874	$5,821	$10,164	$32,368

2009
Chartis	$1,919	$79,617	$20,699	$-	$32,261	$3,292	$25,362	$4,316	$5,310	$30,653
SunAmerica	8,462	27,350	-	1,217	5,327	9,553	9,097	1,287	2,193	-
Mortgage Guaranty	66	5,769	657	-	1,030	1,988	2,869	56	(56)	909
Divested Businesses	17,439	88,678	7	2,074	12,547	5,573	12,644	1,010	2,603	3,283
Other	49	(27)	-	-	74	(1,414)	43	1	(235)	-

	$27,935	$201,387	$21,363	$3,291	$51,239	$18,992	$50,015	$6,670	$9,815	$34,845

(a)
Liability for unpaid claims and claims adjustment expense with respect to the General Insurance operations is net of discounts of $3.18 billion, $3.22 billion and $2.66 billion at December 31, 2011, 2010 and 2009, respectively.

(b)
Reflected in insurance balances payable in the accompanying Consolidated Balance Sheet.

(c)
These amounts have been revised to reflect the adoption of the acquisition cost accounting standard on January 1, 2012. This standard was adopted on a retrospective basis..